CONCENTRATIONS (Details) $ in Millions	6 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Jun. 30, 2022 CNY (¥)
China
CONCENTRATIONS
Cash was on deposit at financial institutions	¥ 58,200,000		$ 8.4		¥ 20,300,000
Maximum insured bank deposit | ¥	500,000
Unprotected cash held in banks	54,000,000.0		7.8		17,800,000
Hong Kong
CONCENTRATIONS
Cash was on deposit at financial institutions	211,500,000		30.7		297,200,000
Maximum insured bank deposit | $				$ 500,000
Unprotected cash held in banks	¥ 209,400,000		$ 30.4		¥ 296,800,000
China National Petroleum Corporation | Customer One | Accounts Receivable
CONCENTRATIONS
Concentration risk, percentage		13.00%
China National Petroleum Corporation | Customer concentration | Sales revenue
CONCENTRATIONS
Concentration risk, percentage	41.00%	48.00%
China National Petroleum Corporation | Customer concentration | Accounts Receivable
CONCENTRATIONS
Concentration risk, percentage	43.00%	54.00%
SINOPEC | Customer concentration | Sales revenue
CONCENTRATIONS
Concentration risk, percentage	31.00%	26.00%
SINOPEC | Customer concentration | Accounts Receivable
CONCENTRATIONS
Concentration risk, percentage	18.00%	13.00%
Another Customer [Member] | Customer concentration | Sales revenue
CONCENTRATIONS
Concentration risk, percentage	10.00%	14.00%
Another Customer [Member] | Customer concentration | Accounts Receivable
CONCENTRATIONS
Concentration risk, percentage	14.00%